Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Revenues	$ 1,007,520	$ 1,653,667	$ 1,748,200
EXPENSES:
Drilling units operating expenses	295,135	454,329	582,122
Depreciation and amortization	121,193	334,155	362,587
Impairment loss (Note 6 and Note 7)	1,048,828	3,776,338	414,986
General and administrative expenses	73,360	103,961	100,314
Loss on sale of fixed assets	238	25,274	5,177
Legal settlements and other, net (Note 17)	(1,519)	(8,720)	(2,591)
Operating income/ (expenses)	(529,715)	(3,031,670)	285,605
OTHER INCOME/ (EXPENSES):
Interest and finance costs (Note 13)	(248,342)	(226,981)	(280,348)
Interest income	7,442	3,449	9,811
Loss on interest rate swaps (Note 10)	0	(4,388)	(11,513)
Reorganization gain, net (Note 2 and Note 9)	1,029,982	0	0
Loss from issuance of shares upon restructuring (Note 4 and Note 11)	(204,595)	0	0
Gain from repurchase of Senior Notes (Note 9)	0	125,001	189,174
Other, net	3,321	(614)	(12,899)
Total other (expenses)/ income, net	587,808	(103,533)	(105,775)
INCOME / (LOSS) BEFORE INCOME TAXES	58,093	(3,135,203)	179,830
Income taxes (Note 14)	(63,495)	(106,315)	(99,816)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	(5,402)	(3,241,518)	80,014
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC. CLASS A AND CLASS B COMMON STOCKHOLDERS (Note 15)	$ (5,402)	$ (3,241,518)	$ 78,839
EARNINGS / (LOSS) PER COMMON SHARE OF CLASS A AND CLASS B ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ (0.21)	$ (307,602.77)	$ 5,227.36
WEIGHTED AVERAGE NUMBER OF CLASS A AND CLASS B COMMON SHARES, BASIC AND DILUTED (Note 15)	25,238,292	10,538	15,082
Dividend declared per Class A and Class B common shares	$ 0	$ 0	$ 3,496
Common Class A
OTHER INCOME/ (EXPENSES):
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	$ (5,366)	$ (3,241,518)	$ 80,014
WEIGHTED AVERAGE NUMBER OF CLASS A AND CLASS B COMMON SHARES, BASIC AND DILUTED (Note 15)	25,070,978	10,538	15,082
Common Class B
OTHER INCOME/ (EXPENSES):
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	$ (36)
WEIGHTED AVERAGE NUMBER OF CLASS A AND CLASS B COMMON SHARES, BASIC AND DILUTED (Note 15)	167,314